Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-23
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

On October 23, 2023, the Compensation and Human Capital Committee adopted, and the Board approved, an amended and restated clawback policy, which allows the Company to recover certain forms of compensation in certain situations. The clawback policy applies to the Company’s current and former executive officers, including all of the named executive officers and it also applies generally to all employees who receive equity awards. The clawback policy provides for the recoupment of certain compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the federal securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period or from material misconduct or fraud. If the Company is required to prepare an accounting restatement due to any of the above-described reasons, then the Board of Directors will require reimbursement or forfeiture of any erroneously awarded incentive compensation received by a named executive officer during the three completed fiscal years immediately preceding the date on which the Company is required to prepare the accounting restatement, and for all other persons, the Board of Directors will require reimbursement if it is determined that such individual’s conduct was directly related to the restatement. If the Board of Directors determines that a named executive officer or other employee has committed any act of embezzlement, fraud, theft or any other financial misconduct, the Board of Directors may require such person to forfeit or reimburse the Company for some or all (as determined by the Board of Directors) of the incentive compensation awarded to or received during the three years following the discovery of the act. The clawback policy prohibits the Company from indemnifying current or former executive officer against the loss of erroneously awarded compensation.